Subsequent Events (Details) - AutoLotto, Inc. [Member] - USD ($)	1 Months Ended			7 Months Ended
	Aug. 24, 2021	Feb. 28, 2021	Feb. 20, 2021	Aug. 31, 2021	Jun. 30, 2021	Aug. 02, 2018
Subsequent Events (Details) [Line Items]
Equity percentage					80.00%	20.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Amount issued	$ 493,225	$ 12,450,000
Estimated useful life		5 years
Total purchase price			$ 6,000,000
Paid in cash			3,000,000
Series B convertible debt			$ 3,000,000
Subsequent event, description				From February to August, 2021, the Company issued additional Series B Convertible Notes in the amount of $23,428,733 with an interest rate of 8% and due upon maturity date of no later than May, 2023. All additional terms are consistent with the current Series B Convertible Notes outstanding.
Equity percentage					80.00%
Forecast [Member] | Global Gaming Enterprises, Inc. [Member]
Subsequent Events (Details) [Line Items]
Equity percentage					100.00%